Provision for Doubtful Debts (Tables)	12 Months Ended
Dec. 31, 2017
Accounts Receivable, Net [Abstract]
Schedule of Provision for Doubtful Debts
The Company does business with most major international pharmaceutical companies. Provision for doubtful debts at December 31, 2017 comprises:

	December 31, 2017	December 31, 2016
	(in thousands)
Opening provision	$9,450	$10,383
Amounts used during the year	(2,733)	(3,782)
Amounts provided during the year	5,116	4,651
Amounts released during the year	(3,106)	(1,814)
Foreign exchange	203	12
Closing provision	$8,930	$9,450